Income Tax - Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expenses:
Domestic
Foreign	19	$ 38	55
Total	19	38	55
Deferred:
Domestic			(3,357)
Foreign	(377)	(377)	(376)
Total	(377)	(377)	(3,733)
Income tax benefit	$ (358)	$ (339)	$ (3,678)